Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 1,007,410	$ 1,162,885
Share-based payments	593,146	1,824,713
Total	$ 1,600,556	$ 2,987,598